UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Item 1. Reports to Stockholders

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 28, 2019

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2019, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2018 to Feb. 28, 2019.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Annualized Expense Ratio	Expenses Paid During Period 9/1/18 to 2/28/19*
Actual Fund return†
Class A	$1,000.00	$1,009.80	0.81%	$4.04
Class C	1,000.00	1,006.00	1.56%	7.76
Institutional Class	1,000.00	1,011.10	0.56%	2.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81
Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000
	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Annualized Expense Ratio	Expenses Paid During Period 9/1/18 to 2/28/19*
Actual Fund return†
Class A	$1,000.00	$1,015.40	0.65%	$3.25
Class C	1,000.00	1,011.10	1.50%	7.48
Institutional Class	1,000.00	1,016.20	0.50%	2.50
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.57	0.65%	$3.26
Class C	1,000.00	1,017.36	1.50%	7.50
Institutional Class	1,000.00	1,022.32	0.50%	2.51

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Annualized Expense Ratio	Expenses Paid During Period 9/1/18 to 2/28/19*
Actual Fund return†
Class A	$1,000.00	$1,002.80	0.85%	$4.22
Class C	1,000.00	1,000.10	1.60%	7.93
Institutional Class	1,000.00	1,004.20	0.60%	2.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*

“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.17%
Corporate Revenue Bonds	11.46%
Education Revenue Bonds	3.89%
Electric Revenue Bonds	4.09%
Healthcare Revenue Bonds	11.34%
Lease Revenue Bonds	4.44%
Local General Obligation Bonds	11.59%
Pre-Refunded/Escrowed to Maturity Bonds	14.66%
Special Tax Revenue Bonds	7.60%
State General Obligation Bonds	13.04%
Transportation Revenue Bonds	14.70%
Water & Sewer Revenue Bonds	1.36%
Short-Term Investments	2.12%
Total Value of Securities	100.29%
Liabilities Net of Receivables and Other Assets	(0.29%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Alabama	1.33%
Alaska	0.58%
Arizona	5.31%
California	13.08%
Colorado	2.60%
Connecticut	1.68%
Delaware	0.14%
Florida	2.37%
Georgia	1.06%
Illinois	7.74%
Indiana	0.78%
Kansas	0.26%
Louisiana	0.45%
Maryland	4.93%
Massachusetts	2.22%
Michigan	0.23%
Minnesota	1.40%
Mississippi	1.75%
Missouri	2.19%
Nebraska	1.07%

State / territory	Percentage of net assets
New Jersey	7.15%
New York	13.70%
North Carolina	4.47%
Ohio	3.35%
Oklahoma	2.82%
Oregon	0.20%
Pennsylvania	3.41%
Puerto Rico	0.43%
Texas	10.13%
Utah	0.71%
Virginia	1.59%
Wisconsin	1.16%
Total Value of Securities	100.29%

Security type / sector / state / territory allocations

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.95%
Corporate Revenue Bonds	14.43%
Education Revenue Bonds	5.52%
Electric Revenue Bonds	2.87%
Healthcare Revenue Bonds	9.40%
Lease Revenue Bonds	4.82%
Local General Obligation Bonds	7.67%
Pre-Refunded/Escrowed to Maturity Bonds	6.30%
Special Tax Revenue Bonds	10.61%
State General Obligation Bonds	17.43%
Transportation Revenue Bonds	15.76%
Water & Sewer Revenue Bonds	3.14%
Short-Term Investments	0.44%
Total Value of Securities	98.39%
Receivables and Other Assets Net of Liabilities	1.61%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Alabama	1.31%
Arizona	9.40%
California	16.20%
Colorado	0.34%
Connecticut	1.38%
Delaware	0.06%
Florida	1.69%
Georgia	1.98%
Guam	0.22%
Hawaii	0.63%
Idaho	0.59%
Illinois	6.09%
Iowa	0.10%
Kansas	0.31%
Kentucky	1.03%
Louisiana	2.86%
Maryland	1.69%
Massachusetts	2.08%
Michigan	0.82%
Minnesota	1.79%

State / territory	Percentage of net assets
Mississippi	0.44%
Missouri	1.05%
Montana	0.09%
New Jersey	4.10%
New York	16.71%
North Carolina	0.75%
Ohio	0.21%
Oklahoma	0.58%
Oregon	1.71%
Pennsylvania	5.59%
South Carolina	0.26%
Tennessee	0.84%
Texas	10.06%
Utah	0.47%
Virginia	2.39%
Washington	1.32%
Wisconsin	1.25%
Total Value of Securities	98.39%

Security type / sector / state / territory allocations

Delaware National High-Yield Municipal Bond Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.26%
Corporate Revenue Bonds	16.32%
Education Revenue Bonds	15.38%
Electric Revenue Bond	0.24%
Healthcare Revenue Bonds	26.83%
Housing Revenue Bonds	0.54%
Lease Revenue Bonds	3.85%
Local General Obligation Bonds	5.15%
Pre-Refunded/Escrowed to Maturity Bonds	6.35%
Resource Recovery Revenue Bonds	1.34%
Special Tax Revenue Bonds	7.29%
State General Obligation Bonds	5.45%
Transportation Revenue Bonds	6.19%
Water & Sewer Revenue Bonds	3.33%
Short-Term Investments	0.41%
Total Value of Securities	98.67%
Receivables and Other Assets Net of Liabilities	1.33%
Total Net Assets	100.00%

*As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Alabama	3.08%
Alaska	0.14%
Arizona	5.83%
California	13.99%
Colorado	2.66%
Connecticut	0.20%
Delaware	0.66%
District of Columbia	0.32%
Florida	4.32%
Georgia	1.05%
Hawaii	1.07%
Idaho	0.69%
Illinois	8.92%
Indiana	0.95%
Iowa	0.52%
Kansas	0.55%
Kentucky	1.20%
Louisiana	1.32%

State / territory	Percentage of net assets
Maine	0.14%
Maryland	1.40%
Massachusetts	0.58%
Michigan	0.56%
Minnesota	2.43%
Mississippi	0.37%
Missouri	1.99%
Montana	0.10%
Nebraska	0.29%
Nevada	0.74%
New Hampshire	0.11%
New Jersey	4.40%
New York	6.76%
North Carolina	1.15%
Ohio	6.34%
Oklahoma	0.83%
Oregon	0.42%
Pennsylvania	5.31%
Puerto Rico	1.41%
South Carolina	0.48%
Tennessee	0.43%
Texas	6.57%
Utah	0.10%
Vermont	0.09%
Virginia	3.10%
Washington	1.91%
West Virginia	0.20%
Wisconsin	2.91%
Wyoming	0.08%
Total Value of Securities	98.67%

Schedules of investments

Delaware Tax-Free USA Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.17%
Corporate Revenue Bonds – 11.46%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	7,225,000	$6,782,469
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,247,433
Series A 5.00% 9/1/35	2,160,000	2,508,926
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47 (AMT)#•	1,570,000	1,619,235
Golden State, California Tobacco Securitization Corporate Settlement Revenue
Series A-1 5.00% 6/1/47	2,760,000	2,664,283
Series A-1 5.25% 6/1/47	2,000,000	2,004,560
(Capital Appreciation-Asset-Backed) Series B 1.548% 6/1/47 ^	9,410,000	1,512,187
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	5,105,100
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,366,787
Series B 6.50% 11/1/39	5,000,000	6,979,450
Series C 6.50% 11/1/39	1,500,000	2,093,835
New Jersey Economic Development Authority Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,365,000	1,541,836
New Jersey Tobacco Settlement Financing
Series B 5.00% 6/1/46	2,080,000	2,109,058
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	841,687
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	1,000,000	1,036,460
New York Transportation Development Corporation Special Facility Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.00% 8/1/31 (AMT)	2,000,000	2,074,780
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopement Project) Series 2018 4.00% 1/1/36 (AMT)	910,000	923,241
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	5,000,000	7,015,100
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,600,000	1,894,944
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,132,739

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	$2,042,959
Virginia Tobacco Settlement Financing
(Capital Appreciation) Series C 2.419% 6/1/47 ^	31,035,000	3,014,740

		61,511,809

Education Revenue Bonds – 3.89%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	1,385,000	1,451,355
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,720,000	2,053,319
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,118,020
California State University
(Systemwide) Series A 5.00% 11/1/42	700,000	796,887
Capital Trust Agency, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	1,997,080
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,860,000	1,986,684
Series A 5.00% 2/15/50	540,000	575,580
Kent County, Delaware
(Delaware State University Project) Series A 5.00% 7/1/53	710,000	748,084
New Jersey Economic Development Authority
(Provident Group - Montclair State University) 5.00% 6/1/42 (AGM)	1,250,000	1,378,763
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	3,000,000	3,059,580
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	655,000	641,356
144A 5.00% 6/15/52 #	560,000	538,894
University of California
Series AZ 5.25% 5/15/58	2,860,000	3,279,019
University of Michigan
Series A 5.00% 4/1/30	1,000,000	1,242,110

		20,866,731

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 4.09%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,500,000	$2,910,300
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/47	1,605,000	1,798,499
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,262,684
(Salt River Project Electric System)
5.00% 1/1/30	6,000,000	7,314,480
Series A 5.00% 1/1/39	4,000,000	4,661,240

		21,947,203

Healthcare Revenue Bonds – 11.34%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,126,440
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,800,000	1,783,908
Series A 5.00% 4/1/47	1,800,000	1,971,468
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D 7.25% 1/1/52	2,500,000	2,484,125
(Senior Living, LLC Project Second Tier) Series B 5.00% 1/1/47	2,500,000	2,526,175
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	2,105,000	2,742,268
(Sutter Health) Series A 5.00% 11/15/38	1,000,000	1,142,170
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	2,792,403
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center) Series A 144A 5.50% 12/1/58 #	1,465,000	1,602,329
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,283,576
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,031,637
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	2,384,365
5.50% 2/15/57	3,000,000	3,256,500

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	$3,737,527
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	1,195,000	1,206,759
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,221,740
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	1,500,000	1,559,235
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,374,403
New Hope, Texas Cultural Education Facilities
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	310,000	317,009
Series A1 5.00% 7/1/46	770,000	834,095
Series B 4.25% 7/1/36	465,000	473,635
Series B 5.00% 7/1/46	770,000	807,376
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	446,216
144A 5.00% 12/1/35 #	1,200,000	1,333,392
144A 5.00% 12/1/37 #	800,000	881,936
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,588,650
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,000,000	3,082,170
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A 5.757% 7/1/21 (NATL)^	1,160,000	1,065,831
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	120,000	134,120
Series A 7.50% 6/1/49	610,000	685,384

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #	3,115,000	$3,041,237
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A 5.00% 6/1/36 #	540,000	543,218
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,527,566
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625% 11/15/37	1,000,000	1,106,680
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,052,220
(Mirabella At ASU Project) Series A 144A 6.125% 10/1/52 #	690,000	746,063
Wisconsin Health & Educational Facilities Authority Revenue
(Covenant Communities, Inc. Project) Series A1 4.00% 7/1/48	1,035,000	1,000,234

		60,894,060

Lease Revenue Bonds – 4.44%
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 7/1/39 #	1,000,000	1,121,100
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project) Series A 5.00% 6/15/57	1,620,000	1,690,049
New Jersey Economic Development Authority
(School Facilities Construction) Series GG 5.75% 9/1/23	100,000	106,353
(State Government Buildings Project) Series A 5.00% 6/15/47	2,250,000	2,358,337
New Jersey Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,258,550
(Federal Highway Reimbursement) Series A 5.00% 6/15/31	2,450,000	2,719,035
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,382,850
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.75% 10/1/31 (AMT)#	2,245,000	2,280,269

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Louis, Missouri Industrial Development Authority Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	$2,930,899

		23,847,442

Local General Obligation Bonds – 11.59%
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,151,583
Series A 6.00% 1/1/38	595,000	669,559
Chicago, Illinois Board of Education
5.00% 4/1/42	1,060,000	1,134,762
5.00% 4/1/46	1,085,000	1,158,444
Series G 5.00% 12/1/44	1,000,000	1,014,780
Series H 5.00% 12/1/36	1,395,000	1,443,839
Series H 5.00% 12/1/46	1,775,000	1,797,436
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,023,825
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	7,020,000	8,345,797
Series A 5.00% 9/1/25	8,000,000	9,596,000
Montgomery, Maryland
Series A 5.00% 11/1/28	5,755,000	6,692,259
New York City, New York
Series E-1 5.00% 3/1/44	5,000,000	5,683,500
Series F-1 5.00% 4/1/45	5,355,000	6,084,779
Subseries D-1 4.00% 12/1/42	1,700,000	1,769,411
Subseries D-1 5.00% 10/1/36	6,500,000	6,976,905
Subseries I-1 5.375% 4/1/36	225,000	225,601
Wake County, North Carolina
Series A 5.00% 3/1/27	3,650,000	4,481,251

		62,249,731

Pre-Refunded/Escrowed to Maturity Bonds – 14.66%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	5,668,520
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	5,295,000	5,578,812
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	6,000,000	6,257,460
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20§	4,440,000	4,714,614

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	$5,549,167
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	2,000,000	2,047,260
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21§	6,000,000	6,564,900
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41-19§	3,000,000	3,103,710
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,415,198
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35-20§	5,075,000	5,331,491
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34-21§	5,000,000	5,343,550
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair State University) 5.875% 6/1/42-20§	4,225,000	4,447,657
(School Facilities Construction) Series G 5.75% 9/1/23-21§	900,000	971,640
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,435,000	1,455,492
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	15,153,244
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,606,080
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43-23§	2,000,000	2,471,760

		78,680,555

Special Tax Revenue Bonds – 7.60%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Tax Revenue
(City Center Project) 144A 5.375% 5/1/42 #	1,525,000	1,553,029
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	2,000,000	2,021,240
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/50 #	725,000	732,743

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	$2,884,150
Mosaic, Virginia District Community Development Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,228,352
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,695,000	2,869,690
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,004,630
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2011)
Series C 5.25% 11/1/25	4,430,000	4,685,301
Series D-1 5.00% 2/1/26	3,000,000	3,179,670
(Future Tax Secured Fiscal 2014) Series A-1 5.00% 11/1/42	10,000,000	11,115,200
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	2,155,000	2,426,099
Puerto Rico Sales Tax Financing Revenue
Series A-1 4.75% 7/1/53	2,500,000	2,301,925
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL)	435,000	449,359
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	1,280,000	1,364,941

		40,816,329

State General Obligation Bonds – 13.04%
California State
5.25% 11/1/40	3,795,000	3,985,585
Various Purposes
5.00% 8/1/27	2,500,000	3,014,875
5.00% 10/1/29	5,000,000	5,597,250
5.00% 3/1/30	5,000,000	5,773,250
5.00% 10/1/47	2,145,000	2,406,797
Unrefunded 6.00% 4/1/38	2,625,000	2,633,531
Unrefunded 6.50% 4/1/33	1,175,000	1,179,301
Commonwealth of Massachusetts
Series A 5.25% 1/1/33	3,000,000	3,676,800
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	2,973,825

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Connecticut State
Series B 5.00% 6/15/35	2,475,000	$2,706,635
Series E 5.00% 9/15/35	2,500,000	2,802,375
Series E 5.00% 9/15/37	2,250,000	2,493,720
Florida State
(Department Of Transportation Right-of-Way Acquisition and Bridge Construction)
Series A 4.00% 7/1/33	2,500,000	2,732,150
Series A 4.00% 7/1/34	3,660,000	3,969,197
Illinois State
5.00% 1/1/29	5,405,000	5,751,028
5.00% 5/1/36	480,000	491,261
5.00% 11/1/36	1,780,000	1,849,153
5.00% 2/1/39	830,000	843,313
Series A 5.00% 4/1/38	785,000	797,945
Maryland State
Series A 5.00% 3/15/26	5,000,000	6,026,150
Series A 5.00% 3/15/28	5,000,000	6,203,250
Texas State
(Transportation Commission Mobility) Series A 5.00% 10/1/33	1,755,000	2,074,638

		69,982,029

Transportation Revenue Bonds – 14.70%
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	2,025,000	2,227,459
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,602,153
Series D 5.25% 1/1/42	2,000,000	2,263,300
Dallas, Texas Love Field
5.00% 11/1/35 (AMT)	1,000,000	1,125,410
5.00% 11/1/36 (AMT)	1,000,000	1,120,920
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	4,581,675
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,725,800
New York State Thruway Authority
Series L 5.00% 1/1/23	3,000,000	3,379,470
North Texas Tollway Authority Revenue
(Second Tier) Series A 5.00% 1/1/34	5,000,000	5,593,750
Series A 5.00% 1/1/43	7,000,000	7,890,890

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	$5,004,611
Series 8 6.50% 12/1/28	5,500,000	5,739,030
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	3,792,937
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	490,433
Series B 5.00% 1/1/42 (AMT)	450,000	482,994
Series B 5.00% 1/1/48 (AMT)	1,035,000	1,102,503
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	6,085,105
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,071,102
7.50% 6/30/33	1,560,000	1,671,540
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,843,655
6.875% 12/31/39	5,500,000	5,709,330
7.00% 12/31/38 (AMT)	1,830,000	2,117,127
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,220,000	1,311,829

		78,933,023

Water & Sewer Revenue Bonds – 1.36%
Dominion, Colorado Water & Sanitation District
5.75% 12/1/36	2,500,000	2,641,025
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,332,680
5.00% 8/1/34	2,000,000	2,322,300

		7,296,005

Total Municipal Bonds (cost $505,223,233)		527,024,917

Short-Term Investments – 2.12%
Variable Rate Demand Notes – 2.12%¤
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series V-1 1.54% 7/1/36	1,000,000	1,000,000
Los Angeles, California Department of Water and Power Revenue Subseries B-3
1.48% 7/1/34 (SPA – Barclays Bank)	1,000,000	1,000,000

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (Continued)
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue (Chevron USA)
Series A 1.69% 12/1/30	3,850,000	$3,850,000
Series F 1.69% 12/1/30	4,500,000	4,500,000
Series G 1.69% 11/1/35	1,050,000	1,050,000

Total Short-Term Investments (cost $11,400,000)		11,400,000

Total Value of Securities – 100.29% (cost $516,623,233)		$538,424,917

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $24,162,310, which represents 4.50% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.95%
Corporate Revenue Bonds – 14.43%
Chandler, Arizona Industrial Development Revenue Bonds
(Intel Corporation Project) 2.70% 12/1/37 (AMT)•	3,000,000	$3,042,930
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,466,672
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,361,660
Denver City & County, Colorado Special Facilities Airport Revenue
(United Airlines Project) 5.00% 10/1/32 (AMT)	1,190,000	1,265,137
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47 (AMT)#•	1,785,000	1,840,978
Golden State, California Tobacco Securitization Corporate Settlement Revenue
Series A-1 5.00% 6/1/35	2,000,000	2,218,360
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	974,168
(Capital Appreciation Asset-Backed) Series A 1.548% 6/1/47 ^	5,885,000	945,719
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	3,010,000	3,295,619
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds) Series C-1 4.00% 12/1/49 •	5,000,000	5,343,550
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	5,627,213
Maricopa County, Arizona Corporation Pollution Control Revenue
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 •	6,000,000	6,180,960
Maryland Economic Development Corporation Pollution Control Revenue
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	1,785,803
Michigan Tobacco Settlement Finance Authority
Series A 6.00% 6/1/34	810,000	805,116
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	3,485,000	4,864,677
Nassau County, New York Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	490,000	466,289
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	2,134,849

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	1,965,000	$1,992,451
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,405,000	4,183,860
New York Transportation Development Special Facilities Revenue
(American Airlines John F. Kennedy International Airport Project) 5.00% 8/1/21 (AMT)	610,000	643,983
(Delta Airlines, Inc.-LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	3,000,000	3,392,400
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.00% 12/1/32	3,850,000	4,571,028
5.00% 12/1/37	2,500,000	2,960,850
5.25% 12/1/24	3,050,000	3,502,651
Southeast Alabama Gas Supply District
(Project No.1) Series A 4.00% 4/1/49 •	1,105,000	1,165,234
TSASC, New York
Series A 5.00% 6/1/30	475,000	535,900
Series A 5.00% 6/1/31	475,000	532,247
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)•	975,000	1,055,203
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed) Series C 2.419% 6/1/47 ^	29,400,000	2,855,916
Wisconsin Public Finance Authority Exempt Facilities Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,061,521

		75,072,944

Education Revenue Bonds – 5.52%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,420,000	1,509,659
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School) 5.125% 3/15/36	2,000,000	2,122,180
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,400,140
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,508,576

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/29	400,000	$451,024
Series A 5.00% 2/15/31	365,000	406,993
Series A 5.00% 2/15/37	430,000	467,625
Kent County, Delaware
(Delaware State University Project) Series A 5.00% 7/1/40	310,000	330,268
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	589,295
Series A 5.00% 4/1/31	1,090,000	1,229,378
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,207,407
New York State Dormitory Authority Revenue
(Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,066,267
(Touro College & University System) Series A 5.25% 1/1/34	1,335,000	1,447,541
Pennsylvania Higher Educational Facilities Authority Revenue
(Unrefunded Drexel University) Series A 5.25% 5/1/25	310,000	331,068
Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	400,792
Series A 5.00% 7/1/32	235,000	265,040
Pima County, Arizona Industrial Development Authority Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	729,482
144A 5.00% 6/15/52 #	640,000	615,878
South Carolina Jobs - Economic Development Authority Hospital Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,245,000	1,334,291
Texas A&M University Revenue Financing System
Series E 5.00% 5/15/26	2,500,000	3,015,150
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,307,060

		28,735,114

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 2.87%
California State Department of Water Resources Power Supply Revenue
Series N 5.00% 5/1/21	1,000,000	$1,075,920
Long Island, New York Power Authority
5.00% 9/1/33	250,000	291,315
5.00% 9/1/35	1,000,000	1,154,280
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,744,320
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,566,320
(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	6,095,400

		14,927,555

Healthcare Revenue Bonds – 9.40%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project) Series B 5.25% 1/1/37	970,000	990,409
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,633,900
Berks County, Pennsylvania Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	2,205,000	2,254,943
California Health Facilities Financing Authority
(Kaiser Permanente) Series A1 5.00% 11/1/27	4,100,000	5,127,009
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/33 #	260,000	286,770
Series A 144A 5.00% 12/1/41 #	1,685,000	1,781,011
Series A 5.25% 12/1/34	2,790,000	3,029,521
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,606,724
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,070,660
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A 6.00% 6/1/29	1,780,000	1,796,857
Iowa Finance Authority Senior Housing Revenue Bonds
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	509,025
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/32	435,000	452,892

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	$462,594
5.00% 7/1/32	440,000	460,711
(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,801,693
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,481,860
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,500,000	1,507,365
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,287,260
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,570,272
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,130,830
144A 5.00% 12/1/32 #	1,100,000	1,239,502
144A 5.00% 12/1/33 #	1,000,000	1,119,820
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project) Series B 5.25% 8/15/43	1,790,000	1,966,601
Prince George’s County, Maryland
(Collington Episcopal Life Care Community) 5.00% 4/1/31	2,000,000	2,091,820
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project) 144A 5.00% 5/15/29 #	500,000	532,105
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 •	2,540,000	2,721,788

		48,913,942

Lease Revenue Bonds – 4.82%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.125% 11/1/23	410,000	440,459
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,364,560
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,061,548

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	$2,730,372
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,258,550
(Highway Reimbursement) Series A 5.00% 6/15/30	2,415,000	2,697,845
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A 5.15% 11/15/34 #	1,000,000	1,074,880
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
5.00% 1/15/28	750,000	917,527
5.00% 1/15/29	3,100,000	3,766,190
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.00% 10/1/23 (AMT)#	1,745,000	1,777,370

		25,089,301

Local General Obligation Bonds – 7.67%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,451,685
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	681,690
Series C 5.00% 1/1/26	1,280,000	1,393,638
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	890,291
5.00% 4/1/36	320,000	344,864
(Dedicated Revenues)
Series C 5.00% 12/1/30	2,160,000	2,288,887
Series C 5.00% 12/1/34	2,160,000	2,251,476
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,070,000	3,165,354
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,285,460
New York City, New York
Series A-1 5.00% 8/1/19	5,000	5,028
Series B-1 4.00% 10/1/41	500,000	519,980
Series E 5.00% 8/1/23	3,685,000	4,198,210
Subseries D-1 4.00% 12/1/42	4,300,000	4,475,569
Subseries D-1 5.00% 10/1/30	4,000,000	4,310,240
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,707,200

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	$3,928,768

		39,898,340

Pre-Refunded/Escrowed to Maturity Bonds – 6.30%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,009,854
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	17,805
Clifton, Texas Higher Education Finance Corporation Revenue
(Uplift Education) Series A 6.00% 12/1/30-20§	1,100,000	1,180,410
Guam Government Limited Obligation Revenue
(Section 30) Series A 5.625% 12/1/29-19§	1,125,000	1,159,076
Maryland State Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.375% 6/1/25-20§	2,535,000	2,651,483
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System) Series A 5.00% 5/1/23-21§	4,000,000	4,290,840
Pennsylvania Higher Educational Facilities Authority Revenue
(Drexel University) Series A 5.25% 5/1/25-21§	4,980,000	5,358,480
San Francisco, California City & County Airports Commission
Series D 5.00% 5/1/25-21§	570,000	613,320
San Francisco, California City & County Public Utilities Commission Water Revenue
Subseries A 5.00% 11/1/27-21§	7,430,000	8,131,615
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23§	2,190,000	2,706,577
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23§	3,250,000	3,675,555

		32,795,015

Special Tax Revenue Bonds – 10.61%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Tax Revenue
(City Center Project)
144A 5.00% 5/1/28 #	750,000	836,843
144A 5.00% 5/1/33 #	650,000	712,459
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	570,000	580,140

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Celebration Pointe, Florida Community Development District
5.00% 5/1/34	880,000	$886,301
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	3,941,764
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,427,387
Series A 5.25% 1/1/23	5,375,000	5,387,846
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,550,674
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,040,228
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Center Hotel Project - TIF Financing)
Series B 144A 4.375% 2/1/31 #	400,000	403,960
Series B 144A 5.00% 2/1/40 #	200,000	205,424
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	5,941,158
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,907,393
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,894,480
5.00% 6/15/23	1,250,000	1,350,287
(School Facilities Construction) Series AA 5.50% 12/15/29	1,480,000	1,493,956
New York City, New York Transitional Finance Authority Building Aid Revenue
Subseries S-3A 5.00% 7/15/28	4,400,000	5,476,592
New York City, New York Transitional Finance Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,297,558
Subseries C 5.00% 11/1/27	4,150,000	4,772,085
Subseries E-1 5.00% 2/1/26	4,020,000	4,382,604
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	1,137,058
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,000,070

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	1,500,000	$1,594,470

		55,220,737

State General Obligation Bonds – 17.43%
California State
5.00%8/1/26	3,120,000	3,776,978
5.00%9/1/30	1,715,000	2,026,324
Series C 5.00% 9/1/30	5,985,000	6,982,939
(Various Purposes)
5.00%8/1/28	3,000,000	3,728,820
5.00%9/1/32	4,100,000	4,799,624
5.25%9/1/28	7,750,000	8,418,747
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	8,918,475
Commonwealth of Pennsylvania
5.00%9/15/26	2,500,000	2,973,825
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,256,321
Georgia State
Series A 5.00% 7/1/26	5,000,000	6,083,600
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,264,315
Illinois State
4.00%2/1/24	1,220,000	1,249,695
5.00%1/1/29	2,000,000	2,128,040
5.00%3/1/36	960,000	975,072
5.00%11/1/36	1,965,000	2,041,340
Minnesota State
Various Purposes Series F 5.00% 10/1/22	5,000,000	5,587,650
New York State
Series A 5.00% 2/15/28	5,000,000	5,302,450
Oregon State
Series L 5.00% 5/1/26	6,000,000	6,417,000
(Article XI-Q State Projects) Series A 5.00% 5/1/28	2,000,000	2,486,760
Texas State
(Transportation Commission Highway Improvement) 5.00%4/1/29	3,000,000	3,418,770
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,427,320

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Washington State
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,000,000	$3,429,480

		90,693,545

Transportation Revenue Bonds – 15.76%
Bay Area, California Toll Authority
(San Francisco Bay Area) 4.00% 4/1/34	1,000,000	1,067,890
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,043,480
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	2,095,462
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,114,200
Series B 5.00% 1/1/33	1,520,000	1,686,683
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	2,887,250
Series B 5.00% 1/1/37	3,000,000	3,444,750
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,205,749
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,072,360
5.00% 7/1/26	3,000,000	3,211,410
Memphis-Shelby County, Tennessee Airport Authority Revenue
Series D 5.00% 7/1/24	4,110,000	4,387,014
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,044,686
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,216,390
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,200,063
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,459,886
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,038,176
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien Airport) Series A 5.00% 7/1/33	3,355,000	3,836,979
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	2,904,550
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,660,718
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	588,325
Series B 5.00% 7/1/32	600,000	702,780
Series B 5.00% 7/1/33	1,000,000	1,166,400

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco, California City & County Airport Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	$1,531,916
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/32 (AMT)	215,000	240,196
Series B 5.00% 1/1/33 (AMT)	315,000	350,110
Series B 5.00% 1/1/34 (AMT)	430,000	475,825
Series B 5.00% 1/1/35 (AMT)	430,000	473,585
Series B 5.00% 1/1/36 (AMT)	430,000	471,271
Series B 5.00% 1/1/37 (AMT)	430,000	468,807
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	3,832,466
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	3,884,187
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,338,375
7.50% 12/31/31	3,765,000	3,937,249

		82,039,188

Water & Sewer Revenue Bonds – 3.14%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	1,175,000	1,204,316
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,132,759
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	500,000	530,785
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,472,200
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,623,635
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,749,525
Series A 5.00% 5/15/33	2,250,000	2,611,710

		16,324,930

Total Municipal Bonds (cost $491,405,372)		509,710,611

	Principal amount°	Value (US $)
Short-Term Investments – 0.44%
Variable Rate Demand Notes – 0.44%¤
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue (Chevron USA)
Series A 1.69% 12/1/30	1,400,000	$1,400,000
Series F 1.69% 12/1/30	900,000	900,000

Total Short-Term Investments (cost $2,300,000)		2,300,000

Total Value of Securities – 98.39% (cost $493,705,372)		$512,010,611

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $19,775,685, which represents 3.80% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^ Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

Summary of abbreviations: (continued)

LIBOR06M – ICE LIBOR USD 6 Month

PSF – Guaranteed by Permanent School Fund

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.26%
Corporate Revenue Bonds – 16.32%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - US Steel Corp. Project) 5.75% 8/1/42 (AMT)	2,000,000	$2,007,240
Anuvia, Florida
5.00% 1/1/29	134,139	120,725
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	22,075,000	20,722,906
Series A-2 6.00% 6/1/42	3,100,000	2,991,717
Series A-2 6.50% 6/1/47	19,695,000	19,621,735
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 0.83% 6/1/55 ^	100,000,000	4,745,000
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,244,450
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,048,620
Central Plains Energy Project, Nebraska
(Project No. 3) Series A 5.00% 9/1/37	3,210,000	3,726,617
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Series 2007 2.70% 12/1/37 (AMT)•	4,500,000	4,564,395
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,037,560
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47 (AMT)#•	3,890,000	4,011,990
Golden State, California Tobacco Securitization Corporate Settlement Revenue
Series A-1 5.00% 6/1/47	11,430,000	11,033,608
Series A-1 5.25% 6/1/47	2,170,000	2,174,948
(Capital Appreciation - Asset-Backed-1st Subordinate) Series B 1.548% 6/1/47 ^	30,145,000	4,844,301
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,380,950
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,142,640

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Houston, Texas Airport System Revenue
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	$1,259,123
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,187,860
Louisiana Tobacco Settlement Financing Corporation
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,753,258
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	45,488
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed
Series A 6.00% 6/1/48	1,255,000	1,236,489
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,489,725
Series B 6.50% 11/1/39	2,500,000	3,489,725
Nassau County, New York Tobacco Settlement Corporation Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	1,320,000	1,256,125
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A 6.25% 12/15/37 (AMT)#	2,500,000	2,664,775
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,345,360
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,434,529
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,460,000	4,522,306
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters Issue) 5.25% 10/1/35	7,000,000	8,601,180
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	2,000,000	2,072,920
New York Transportation Development Corporation Special Facility Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) Series 2018 4.00% 1/1/36 (AMT)	1,960,000	1,988,518
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,676,760
Pima County, Arizona Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	520,940

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	$2,149,560
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	2,806,040
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	11,765,000	13,933,760
5.25% 12/1/27	2,235,000	2,650,933
5.25% 12/1/28	1,050,000	1,257,879
5.50% 12/1/29	765,000	938,701
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,786,444
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 •	720,000	754,121
Series C 5.00% 2/1/27	2,940,000	3,359,215
TSASC, New York
Series A 5.00% 6/1/41	705,000	747,942
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,140,840
(American Airlines) 5.00% 6/1/35 (AMT)•	3,000,000	3,246,780
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,288,246
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	1,910,780
Series C 2.419% 6/1/47 ^	66,475,000	6,457,382
Series D 2.594% 6/1/47 ^	137,270,000	12,156,631
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT)#	5,000,000	5,569,100
Wisconsin Public Finance Authority
(National Gypsum) 4.00% 8/1/35 (AMT)	2,000,000	1,941,300

		210,060,137

Education Revenue Bonds – 15.38%
Arizona Industrial Development Authority Revenue
(Accel Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,166,720
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	775,000	823,933
144A 6.00% 7/1/47 #	4,735,000	4,961,854
(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	775,620

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Basis Schools Projects) Series A 144A 5.375% 7/1/50 #	1,000,000	$1,031,970
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,164,080
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,250,000	2,359,800
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,054,550
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	704,893
Series A 5.00% 6/15/46	1,325,000	1,328,008
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	991,030
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	581,032
Series A 144A 5.50% 5/1/48 #	1,500,000	1,543,350
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,296,153
144A 5.75% 2/1/49 #	2,700,000	2,718,171
Burbank, Illinois
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,170,760
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,500,000	1,677,030
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,398,960
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,250,000	5,181,435
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,722,644
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,319,063
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,663,155
(The Creative Center of Los Altos Project) Series B 144A 4.50% 11/1/46 #	1,000,000	999,950
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	634,637
Series A 144A 5.00% 8/1/40 #	605,000	646,957
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	844,050

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,750,000	$2,720,630
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,795,745
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,051,000
Series A 6.00% 10/1/49	720,000	759,276
California State University
(Systemwide)
Series A 5.00% 11/1/26	2,000,000	2,472,920
Series A 5.00% 11/1/27	2,300,000	2,857,106
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,110,177
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,584,720
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,947,920
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	873,663
Series A 5.625% 2/1/45	1,500,000	1,507,770
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	11,250,000	10,867,163
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,245,320
(Charter School - Loveland Classical School) 144A 5.00% 7/1/46 #	1,500,000	1,505,370
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	506,770
(Windsor Charter Academy Project) Series 2016 144A 5.00% 9/1/36 #	1,000,000	1,000,000
Delaware State Economic Development Authority Revenue
(Charter School - Aspira Charter)
5.00% 6/1/36	700,000	703,745
5.00% 6/1/46	820,000	804,387
5.00% 6/1/51	1,035,000	998,019
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	1,059,260

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hawaii State Department of Budget & Finance
(Chaminade University) Series A 144A 5.00% 1/1/45 #	1,155,000	$1,100,218
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	2,078,600
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	460,000	493,681
Series A 5.50% 1/1/44	2,000,000	2,142,460
Idaho Housing & Finance Association
(Idaho Arts Charter School Inc.) 144A 5.00% 12/1/36 #	715,000	752,952
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	542,956
Series B 144A 4.88% 7/1/49 #^	2,888,155	375,720
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,051,650
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,805,000	2,897,144
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,047,250
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,053,910
(Rogers Park Montessori)
6.00% 2/1/34	675,000	708,507
6.125% 2/1/45	1,800,000	1,871,982
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,500,000	3,738,385
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,060,080
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	1,004,270
Kanawha, West Virginia
(West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,621,525
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project)
Series A 5.00% 7/1/53	140,000	147,510
Series A 5.00% 7/1/58	1,250,000	1,306,663

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	$1,613,685
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,682,554
Series A 144A 6.00% 6/15/52 #	1,530,000	1,534,774
Maricopa County, Arizona Industrial Development Authority
(Paradise Schools Projects) Series 2016 144A 5.00% 7/1/47 #	1,500,000	1,533,120
Maryland State Health & Higher Educational Facilities Authority Revenue
(Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	1,002,710
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,014,630
Series A 144A 6.00% 9/15/45 #	1,000,000	1,014,190
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford) Series A 6.50% 12/1/40	900,000	902,223
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	950,304
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,627,044
Series A 144A 5.125% 12/15/45 #	2,515,000	2,555,818
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,359,337
New York State Dormitory Authority
(Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,099,825
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,186,709
Pennsylvania State Higher Educational Facilities Authority Revenue
(Foundation Indiana University) Series A 2.524% 7/1/39 (SGI)•	2,400,000	2,079,312

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	$1,370,183
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,019,240
(Green Woods Charter School Project) Series A 5.75% 6/15/42	1,600,000	1,637,760
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,659,057
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,053,800
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,028,000
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,027,650
5.625% 9/1/42	600,000	614,766
(Downtown Phoenix Student Housing, LLC - Arizona State University Project) Series 2018A 5.00% 7/1/37	250,000	275,963
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	444,353
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,135,520
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,596,047
144A 5.00% 6/15/52 #	1,400,000	1,347,234
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,845,740
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	655,000	661,275
Series A 5.00% 8/15/46	1,000,000	976,620
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,048,486
Public Finance Authority Revenue, Wisconsin
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	550,000	551,689
Series A 144A 5.00% 6/15/39 #	500,000	501,780
Series A 144A 5.00% 6/15/49 #	1,100,000	1,090,584
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,308,300

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	$2,551,987
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,051,480
Series A 6.00% 9/1/51	3,000,000	3,181,680
University of California
Series AZ 5.25% 5/15/58	6,185,000	7,091,164
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,336,466
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,554,008
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,102,700
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,045,760
Yonkers, New York Economic Development Corporation Education Revenue
(Charter School Educational Excellence) Series A 6.25% 10/15/40	595,000	609,976

		198,001,732

Electric Revenue Bond – 0.24%
Salt River Project Agricultural Improvement & Power District, Arizona
(Salt River Project) Series A 5.00% 1/1/31	2,520,000	3,048,192

		3,048,192

Healthcare Revenue Bonds – 26.83%
Abag, California Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,769,889
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,126,440
Series A 8.00% 10/1/46	1,500,000	1,684,365
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	3,750,000	3,716,475
Series A 5.00% 4/1/47	4,000,000	4,381,040

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Allen County, Indiana Economic Development Revenue
(StoryPoint Fort Wayne Project) Series A-1 144A 6.875% 1/15/52 #	1,650,000	$1,737,186
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	2,526,175
Series D 7.25% 1/1/52	7,290,000	7,243,709
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30	155,000	160,516
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	2,030,171
5.75% 6/1/35	1,500,000	1,641,810
5.75% 6/1/45	2,500,000	2,678,350
6.00% 6/1/50	2,650,000	2,871,010
Butler County, Ohio Port Authority
(StoryPoint Fairfield Project) Series A-1 144A 6.50% 1/15/52 #	650,000	669,259
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	6,344,344
California Municipal Finance Authority Revenue
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	534,100
California Statewide Communities Development Authority Revenue
(be.group) 144A 7.25% 11/15/41 #	500,000	516,215
(Loma Linda University Medical Center) 5.50% 12/1/54	13,000,000	13,986,440
Series A 144A 5.25% 12/1/56 #	3,000,000	3,191,160
Series A 144A 5.50% 12/1/58 #	8,135,000	8,897,575
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,698,125
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	2,507,225
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	5,000,000	4,719,650
Chesterfield County, Virginia Economic Development Authority Revenue
(1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,030,000	1,045,738

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A 144A 6.375% 1/15/51 #	1,000,000	$1,022,520
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A 6.00% 7/1/51 #	3,500,000	3,057,670
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,798,500
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	541,770
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,081,110
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	769,883
Series A 144A 5.75% 12/1/35 #	1,150,000	1,183,499
Series A 144A 6.125% 12/1/45 #	1,200,000	1,246,440
Series A 144A 6.25% 12/1/50 #	560,000	583,974
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	1,016,860
Series A 144A 5.00% 9/1/53 #	1,500,000	1,510,245
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,627,152
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	5,200,000	5,547,516
5.50% 2/15/52	4,655,000	5,059,706
5.50% 2/15/57	7,250,000	7,869,875
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,073,440
Series A 5.25% 9/1/29	500,000	553,825
Series A 5.25% 9/1/44	2,000,000	2,118,740
Duluth, Minnesota Economic Development Authority Revenue
(St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	4,060,350
Florida Development Finance
(Tuscan Isle Champions Gate Project) Series A 144A 6.375% 6/1/46 #	2,250,000	1,912,500
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,588,774

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00%11/15/36	830,000	$839,454
5.25%11/15/51	1,350,000	1,354,981
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #	6,000,000	5,867,100
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A 5.50%7/1/43	2,990,000	3,300,661
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,089,020
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,556,024
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A 5.00%3/1/33	485,000	556,445
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	466,584
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.25% 5/15/54	5,000,000	4,828,550
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,720,773
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,238,175
Series A 144A 5.60% 1/1/56 #	2,700,000	2,419,740
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50%8/15/40	1,000,000	1,036,830
5.50%8/15/45	1,000,000	1,034,710
(Marquette Project) 5.00% 3/1/39	1,250,000	1,284,775
Iowa Finance Authority
(PHS Council Bluffs, Inc. Project)
5.125% 8/1/48	1,650,000	1,653,943
5.25%8/1/55	2,500,000	2,514,725
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,535,425
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25%5/15/47	1,300,000	1,335,620
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50%11/15/35	1,310,000	1,336,331
5.75%11/15/45	2,500,000	2,556,850

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project) 5.75% 11/15/50	1,600,000	$1,631,872
Kentwood, Michigan Economic Development Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,316,837
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,259,260
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 5.00% 5/15/46	1,770,000	1,922,185
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,056,610
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,829,353
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise, Inc. Project) Series 2016 144A 6.00% 1/1/48 #	5,400,000	5,453,136
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,066,410
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	5,554,350
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children’s Hospital Project) 5.00% 8/1/47	2,350,000	2,600,181
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,819,383
Missouri State Health & Educational Facilities Authority Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,044,460
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,540,173
5.375% 1/1/50	6,250,000	6,257,250
Series A 5.375% 1/1/51	1,750,000	1,753,727
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	8,969,965
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,461,793

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	635,000	$649,357
Series A1 5.00% 7/1/46	1,395,000	1,511,120
Series A1 5.00% 7/1/51	1,595,000	1,722,472
Series B 4.00% 7/1/31	635,000	646,544
Series B 4.25% 7/1/36	955,000	972,734
Series B 4.75% 7/1/51	1,915,000	1,973,197
Series B 5.00% 7/1/46	1,595,000	1,672,421
Series C 5.00% 7/1/31	250,000	264,260
Series C 5.25% 7/1/36	350,000	369,331
Series C 5.50% 7/1/46	1,250,000	1,329,587
Series C 5.75% 7/1/51	1,000,000	1,072,680
Series D 6.00% 7/1/26	135,000	135,036
Series D 7.00% 7/1/51	1,350,000	1,355,171
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	2,500,000	2,501,450
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,007,460
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,039,956
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,825,025
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,868,939
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,397,900
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,185,877
144A 5.00% 12/1/45 #	800,000	857,280
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,552,300
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,021,820
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project) Series 2018B 5.50% 8/15/57	4,255,000	4,693,010
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,800,000	3,904,082
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project) Series A 7.25% 6/1/34	285,000	318,536

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project) Series A 7.50% 6/1/49	2,920,000	$3,280,854
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	1,445,000	556,325
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A 144A 6.75% 12/1/53 #	8,995,000	8,781,998
Prince George’s County, Maryland
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	2,081,320
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	965,722
Series A 144A 5.125% 6/1/48 #	1,375,000	1,380,253
(Maryland Proton Treatment Centre) Series A1 144A 6.375% 1/1/48 #	2,500,000	2,570,050
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,848,106
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,688,900
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor) 6.00% 5/15/47	1,500,000	1,617,120
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41	4,475,000	4,879,674
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	810,877
5.50% 12/1/43	1,250,000	1,299,638
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	613,914
Series A 5.125% 8/15/45	1,800,000	1,840,068
Suffolk County, New York Economic Development Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	603,227
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	2,370,000
(Buckner Senior Living - Ventana Project) 6.75% 11/15/47	1,850,000	2,028,877

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance
(Buckner Senior Living - Ventana Project) 6.75% 11/15/52	3,300,000	$3,607,593
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	526,110
(Mirabella At ASU Project) Series A 144A 6.125% 10/1/52 #	1,720,000	1,859,750
University of Colorado Hospital Authority Revenue	3,000,000	3,220,080
(UCHA Obligation Group) 5.00% 11/15/38 •
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,137,279
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/36 #	700,000	719,831
Series A 144A 5.00% 7/1/46 #	1,450,000	1,476,593
Series A 144A 5.00% 7/1/51 #	2,000,000	2,030,500
(Heron’s Key) Series A 144A 7.00% 7/1/50 #	2,000,000	2,115,600
(Wesley Homes at Lea Hill Project)
Series 2016 144A 5.00% 7/1/46 #	1,000,000	1,012,780
Series 2016 144A 5.00% 7/1/51 #	2,000,000	2,019,400
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	276,167
Series A 5.75% 11/1/39	600,000	613,788
Series A 6.00% 5/1/47	920,000	941,362
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	844,192
Series A 5.00% 7/1/24	1,700,000	1,765,841
Series A 6.125% 7/1/39	750,000	793,980
Series A 6.25% 7/1/44	2,500,000	2,661,125
Wichita, Kansas
(Kansas Masonic Home)
Series II-A 5.00% 12/1/31	500,000	514,510
Series II-A 5.25% 12/1/36	500,000	517,310
Series II-A 5.375% 12/1/46	1,020,000	1,059,474
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series A1 4.00% 7/1/48	525,000	507,365
Series B 5.00% 7/1/48	1,000,000	1,006,250
Series C 7.00% 7/1/43	900,000	881,370
Series C 7.50% 7/1/53	1,000,000	996,170

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 144A 5.75% 11/15/44 #	2,000,000	$2,111,920

		345,245,785

Housing Revenue Bonds – 0.54%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Affordable Housing) Senior Series A 5.25% 8/15/39	1,200,000	1,302,060
(Caritas Projects) Senior Series A 5.50% 8/15/47	1,500,000	1,593,120
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	803,363
Series A 5.25% 5/15/49	3,000,000	3,206,160

		6,904,703

Lease Revenue Bonds – 3.85%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,185,598
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	526,090
Series A 144A 6.875% 1/1/42 #	1,500,000	1,584,015
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project Pipeline) Series 2019 144A 5.00% 11/21/45 #	1,250,000	1,386,037
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,061,394
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	765,000	787,093
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	969,510
5.375% 2/1/41	1,400,000	1,335,488
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project) Series A 5.00% 6/15/57	3,975,000	4,146,879
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,544,500
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue) Series A 5.00% 6/15/31	5,450,000	6,048,465
(Transportation Program) Series AA 5.00% 6/15/25	1,000,000	1,126,780

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development Revenue
(Class 2-3 World Trade Center Project) 144A 5.375% 11/15/40 #	2,410,000	$2,555,757
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	9,600,000	11,190,720
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.75% 10/1/31 (AMT)#	3,775,000	3,834,305
(Senior Obligation Group) Series B 5.00% 7/1/42 (AMT)	4,000,000	4,196,960
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,086,250

		49,565,841

Local General Obligation Bonds – 5.15%
Arlington County, Virginia
Series B 5.00% 8/15/24	3,615,000	4,234,792
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,431,597
Series 2005D 5.50% 1/1/40	3,000,000	3,177,240
Series 2007E 5.50% 1/1/42	2,150,000	2,271,346
Series 2007F 5.50% 1/1/42	1,250,000	1,320,550
Series A 5.25% 1/1/29	4,415,000	4,702,593
Series A 5.50% 1/1/33	2,000,000	2,154,400
Series A 6.00% 1/1/38	6,285,000	7,072,573
Series C 5.00% 1/1/26	2,105,000	2,291,882
Series C 5.00% 1/1/38	1,000,000	1,043,970
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,961,275
Series G 5.00% 12/1/44	2,445,000	2,481,137
Series H 5.00% 12/1/36	3,405,000	3,524,209
Series H 5.00% 12/1/46	4,225,000	4,278,404
Fairfax County, Virginia
Series A 5.00% 10/1/30	5,000,000	6,227,300
New York City, New York
Series E 5.00% 8/1/20	3,615,000	3,785,953
Wake County, North Carolina
Series A 5.00% 3/1/28	3,830,000	4,774,555
Series A 5.00% 3/1/31	6,045,000	7,494,107

		66,227,883

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 6.35%
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30-20§	845,000	$890,207
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	1,215,000	1,280,124
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	5,500,000	5,724,730
6.50% 7/15/30-20§	1,175,000	1,225,419
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	915,723
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Senior Series A 6.40% 8/15/45-20§	1,690,000	1,794,527
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31-21§	750,000	828,157
(Eisenhower Medical Center) Series A 5.75% 7/1/40-20§	1,000,000	1,055,250
California Statewide Communities Development Authority Revenue
(California Baptist University Project) 7.50% 11/1/41-21§	1,000,000	1,155,190
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,032,544
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,088,630
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41-21§	1,000,000	1,094,140
(Uplift Education) Series A 6.25% 12/1/45-20§	1,000,000	1,077,370
District of Columbia Revenue
(Center of Strategic & International Studies) 6.625% 3/1/41-21§	2,235,000	2,450,119
(KIPP Charter School) 6.00% 7/1/48-23§	1,450,000	1,707,563
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40-20§	1,250,000	1,312,450
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44-19§	1,000,000	1,049,830
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25-20§	1,750,000	1,870,785
Series A 7.75% 5/15/30-20§	500,000	535,245
Series A 8.00% 5/15/40-20§	2,205,000	2,365,568

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Illinois Finance Authority Revenue
(Admiral at Lake Project) Series A 8.00% 5/15/46-20§	1,500,000	$1,609,230
(Provena Health)
Series A 7.75% 8/15/34-19§	20,000	20,539
Series A (Refunded) 7.75% 8/15/34-19§	980,000	1,006,421
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	3,654,359
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23-21§	2,010,000	2,177,252
6.00% 6/1/28-21§	1,455,000	1,591,988
Kentucky Economic Development Finance Authority Hospital Revenue
(Owensboro Medical Health System) Series A 6.50% 3/1/45-20§	4,965,000	5,257,687
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41-19§	1,750,000	1,810,497
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	291,253
Unrefunded (Redevelopment Project) 6.875% 8/1/39-19§	215,000	219,717
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	1,880,325
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,193,796
Maryland Health & Higher Educational Facilities Authority
(Doctors Community Hospital) 5.75% 7/1/38-20§	1,730,000	1,823,247
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35-20§	1,400,000	1,470,756
Massachusetts State Health & Educational Facilities Authority Revenue
(Springfield College) 5.625% 10/15/40-19§	1,000,000	1,024,600
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair University Student Housing Project) 5.875% 6/1/42-20§	1,500,000	1,579,050
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36-20§	1,000,000	1,044,530
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,092,500
Series A 5.125% 7/1/31-19§	1,000,000	1,011,550

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30-20#§	705,000	$743,514
Series A 144A 6.375% 9/1/40-20#§	500,000	534,130
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	710,000	729,277
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,369,147
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(New Foundation Charter School Project) 6.625% 12/15/41-22§	1,000,000	1,173,140
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,141,440
South Carolina Jobs - Economic Development Authority Hospital Revenue
(Palmetto Health) 5.75% 8/1/39-19§	915,000	930,299
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23§	1,420,000	1,754,950
7.125% 11/1/43-23§	2,500,000	3,089,700
St. Johns County, Florida Industrial Development Authority Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,057,550
Travis County, Texas Health Facilities Development Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,087,100
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,644,585
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B 6.00% 8/15/39-19 (AGC)§	1,250,000	1,274,000

		81,741,700

Resource Recovery Revenue Bonds – 1.34%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,195,210
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	5,250,000	5,610,307

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	$2,510,925
Mission, Texas Economic Development Corporation Revenue
(Dallas Clean Energy McCommas) 6.875% 12/1/24 (AMT)	885,000	885,664
Niagara, New York Area Development Corporation Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT)#	3,500,000	3,475,185
Orange County, Florida Industrial Development Authority Revenue
(Anuvia Florida LLC Project) Series A 144A 4.00% 7/1/48 (AMT)#	2,665,000	1,602,864

		17,280,155

Special Tax Revenue Bonds – 7.29%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Tax Revenue
(City Center Project) Series 2018 144A 5.375% 5/1/42 #	3,600,000	3,666,168
Babcock Ranch, Florida Community Independent Special District
5.00% 11/1/31	615,000	627,589
5.25% 11/1/46	500,000	512,660
Canyons, Colorado Metropolitan District No. 5
Series A 6.125% 12/1/47	1,000,000	1,007,290
Celebration Pointe, Florida Community Development District
5.125% 5/1/45	2,000,000	2,009,300
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,022,210
144A 5.40% 3/1/45 #	2,000,000	2,045,120
Colliers Hill, Colorado Metropolitan District No. 2
Series A 6.50% 12/1/47	2,000,000	2,009,480
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	5,200,000	5,255,224
Dutchess County, New York Local Development Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,700,000	1,732,317
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A 5.50% 11/1/44	4,365,000	4,440,034

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	$2,049,300
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,400,000	3,447,158
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,175,000	2,204,711
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/40 #	935,000	960,357
Series B 144A 5.00% 2/1/50 #	1,825,000	1,844,491
Memphis-Shelby County Industrial Development Board, Tennessee
(Graceland Project)
Series A 5.50% 7/1/37	650,000	688,655
Series A 5.625% 1/1/46	750,000	787,793
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,278,460
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,015,890
Series A 5.50% 8/1/35	1,300,000	1,318,551
Mosaic District, Virginia Community Development Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,593,600
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,065,450
5.90% 3/1/30	2,000,000	2,027,620
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	4,975,000	5,190,069
Series AA 5.25% 6/15/41	1,000,000	1,065,410
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	1,002,300
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,004,630
Northampton County, Pennsylvania Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,435,000	2,721,283
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,026,860

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	$5,702,177
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/35 ‡	2,500,000	1,750,000
Series A 5.75% 12/1/45 ‡	2,500,000	1,750,000
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-1 4.75% 7/1/53	13,375,000	12,315,299
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,026,230
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,200,084
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,022,353
Series A 144A 5.25% 9/1/45 #	3,540,000	3,422,083
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,095,000	1,102,227
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,690,000	4,971,212

		93,881,645

State General Obligation Bonds – 5.45%
California State
Various Purposes
5.00% 8/1/46	2,000,000	2,256,400
(Bid Group A) 5.00% 10/1/28	5,000,000	6,225,300
(Bid Group B) 5.00% 8/1/27	5,000,000	6,029,750
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	5,967,750
Georgia State
Series A 5.00% 7/1/26	5,000,000	6,083,600
Illinois State
5.00% 5/1/36	1,710,000	1,750,117
5.00% 11/1/36	2,245,000	2,332,218
5.00% 2/1/39	2,980,000	3,027,799
Series A 5.00% 12/1/34	2,100,000	2,198,049
Series A 5.00% 4/1/38	2,805,000	2,851,254
Series D 5.00% 11/1/28	6,000,000	6,479,460

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 8/1/30	5,000,000	$6,142,850
New York State
Series A 5.25% 2/15/24	2,000,000	2,140,460
Ohio State
(Full Faith and Credit/Highway User Receipts) Series V 5.00% 5/1/23	1,000,000	1,134,430
(Infrastructure Improvement) Series A 5.00% 9/1/32	7,675,000	9,280,763
Washington State
Series C 5.00% 2/1/28	5,000,000	6,179,650

		70,079,850

Transportation Revenue Bonds – 6.19%
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	4,588,444
Delaware Transportation Authority
5.00% 6/1/55	4,105,000	4,492,101
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,618,850
Series A 6.00% 1/15/49	7,690,000	8,811,894
Harris County, Texas Metropolitan Transit Authority
5.00% 11/1/23	1,500,000	1,718,490
5.00% 11/1/24	2,000,000	2,343,260
Hawaii Airports System Revenue
Series A 5.00% 7/1/45 (AMT)	3,490,000	3,853,833
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,065,280
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,251,040
Series A 6.00% 7/1/53	1,290,000	1,405,352
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,088,680
Los Angeles, California Department of Airports
Series D 5.00% 5/15/41 (AMT)	5,000,000	5,522,700
Metropolitan New York Transportation Authority
(Climate Bond Certified) Series A1 5.25% 11/15/56	5,000,000	5,506,100
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) Series 8 6.00% 12/1/42	1,970,000	2,082,172
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,088,740

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	$1,209,734
Series B 5.00% 1/1/42 (AMT)	1,110,000	1,191,385
Series B 5.00% 1/1/48 (AMT)	2,535,000	2,700,333
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,106,383
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(Blueridge Transportation) 5.00% 12/31/55 (AMT)	1,840,000	1,951,099
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,436,170
7.50% 6/30/33	500,000	535,750
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,175,567
6.875% 12/31/39	4,055,000	4,209,333
7.00% 12/31/38 (AMT)	1,335,000	1,544,462
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,198,928

		79,696,080

Water & Sewer Revenue Bonds – 3.33%
Charlotte County, Florida Industrial Development Authority
(Town & Country Utilities Project) 144A 5.50% 10/1/36 (AMT)#	500,000	496,040
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	209,351
5.00% 11/1/28	30,000	34,336
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	4,000,000	4,221,800
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,755,925
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,327,770
Series D 7.00% 10/1/51	5,000,000	5,967,100
New York City, New York Water & Sewer System
(Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,522,393
Texas Water Development Board
(Master Trust) Series B 5.00% 4/15/31	5,240,000	6,363,561

		42,898,276

Total Municipal Bonds (cost $1,221,950,067)		1,264,631,979

	Principal amount°	Value (US $)
Short-Term Investments – 0.41%
Variable Rate Demand Notes – 0.41%¤
Massachusetts State Health & Educational Facilities Authority Revenue (Tufts University)
1.56% 2/15/26 (SPA - Wells Fargo Bank N.A.)	500,000	$500,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue (Chevron USA)
Series A 1.69% 12/1/30	4,725,000	4,725,000

Total Short-Term Investments (cost $5,225,000)		5,225,000

Total Value of Securities – 98.67% (cost $1,227,175,067)		$1,269,856,979

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $259,473,000, which represents 20.16% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 28, 2019 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Assets:
Investments, at value[1]	$538,424,917	$512,010,611	$1,269,856,979
Cash	344,161	13,259	145,940
Interest receivable	6,439,501	5,936,378	15,025,376
Receivable for securities sold	323,945	1,201,255	886,984
Receivable for fund shares sold	54,818	2,242,167	5,062,410

Total assets	545,587,342	521,403,670	1,290,977,689

Liabilities:
Payable for securities purchased	7,892,577	—	—
Payable for fund shares redeemed	214,267	538,042	2,472,179
Distribution payable	212,212	179,668	608,062
Investment management fees payable to affiliates	148,549	134,076	401,239
Distribution fees payable to affiliates	95,916	33,013	103,260
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	86,284	81,387	268,731
Other accrued expenses	64,503	36,306	85,876
Dividend disbursing and transfer agent fees and expense payable to affiliates	4,068	3,944	9,748
Accounting and administration expenses payable to affiliates	1,861	1,814	4,031
Trustees’ fees and expenses payable to affiliates	1,795	1,759	4,287
Legal fees payable to affiliates	855	838	2,043
Reports and statements to shareholders expenses payable to affiliates	521	504	1,249

Total liabilities	8,723,408	1,011,351	3,960,705

Total Net Assets	$536,863,934	$520,392,319	$1,287,016,984

Net Assets Consist of:
Paid-in capital	$516,702,625	$505,026,402	$1,262,590,441
Total distributable earnings (loss)	20,161,309	15,365,917	24,426,543

Total Net Assets	$536,863,934	$520,392,319	$1,287,016,984

Statements of assets and liabilities

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$442,343,693	$123,012,591	$188,625,914
Shares of beneficial interest outstanding, unlimited authorization, no par	39,018,984	10,469,924	17,462,381
Net asset value per share	$11.34	$11.75	$10.80
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.87	$12.08	$11.31

Class C:
Net assets	$16,235,715	$24,450,562	$87,053,565
Shares of beneficial interest outstanding, unlimited authorization, no par	1,431,838	2,082,121	8,026,532
Net asset value per share	$11.34	$11.74	$10.85

Institutional Class:
Net assets	$78,284,526	$372,929,166	$1,011,337,505
Shares of beneficial interest outstanding, unlimited authorization, no par	6,854,271	31,436,619	92,768,545
Net asset value per share	$11.42	$11.86	$10.90

[1]Investments, at cost	$516,623,233	$493,705,372	$1,227,175,067

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2019 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$12,192,580	$10,106,187	$32,396,641

Expenses:
Management fees	1,480,187	1,288,862	3,201,391
Distribution expenses — Class A	555,392	156,977	239,239
Distribution expenses — Class C	86,034	129,304	440,387
Dividend disbursing and transfer agent fees and expenses	213,685	224,320	514,306
Accounting and administration expenses	70,720	68,396	135,121
Registration fees	43,613	35,627	61,920
Reports and statements to shareholders expenses	27,021	19,487	45,361
Audit and tax fees	23,583	23,583	23,583
Legal fees	21,456	13,567	48,794
Trustees’ fees and expenses	12,943	12,295	29,762
Custodian fees	10,069	7,975	22,218
Other	19,393	20,309	43,066

	2,564,096	2,000,702	4,805,148
Less expenses waived	(401,254)	(418,008)	(342,023)
Less waived distribution expenses — Class A	—	(62,791)	—
Less expenses paid indirectly	(976)	(3,914)	(8,943)

Total operating expenses	2,161,866	1,515,989	4,454,182

Net Investment Income	10,030,714	8,590,198	27,942,459

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,418,991)	9,367	(3,346,719)
Net change in unrealized appreciation (depreciation) of investments	(4,141,738)	(908,201)	(20,144,325)

Net Realized and Unrealized Loss	(5,560,729)	(898,834)	(23,491,044)

Net Increase in Net Assets Resulting from Operations	$4,469,985	$7,691,364	$4,451,415

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,030,714	$20,085,601
Net realized gain (loss)	(1,418,991)	1,601,289
Net change in unrealized appreciation (depreciation)	(4,141,738)	(13,534,385)

Net increase in net assets resulting from operations	4,469,985	8,152,505

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(8,423,429)	(16,632,280)
Class C	(256,949)	(721,618)
Institutional Class	(1,496,086)	(2,731,703)

	(10,176,464)	(20,085,601)

Capital Share Transactions:
Proceeds from shares sold:
Class A	84,598,018	144,964,138
Class C	1,342,590	2,742,284
Institutional Class	34,078,906	33,395,228

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,827,858	14,612,119
Class C	220,453	644,001
Institutional Class	1,308,820	2,271,556

	129,376,645	198,629,326

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(126,442,191)	$(83,964,343)
Class C	(3,951,079)	(11,372,623)
Institutional Class	(33,734,383)	(19,620,579)

	(164,127,653)	(114,957,545)

Increase (Decrease) in net assets derived from capital share transactions	(34,751,008)	83,671,781

Net Increase (Decrease) in Net Assets	(40,457,487)	71,738,685

Net Assets:
Beginning of period	577,321,421	505,582,736

End of period[1]	$536,863,934	$577,321,421

[1]

Net Assets – End of period includes distributions in excess of net investment income of $14,723 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 9 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(16,632,280)	$(721,618)	$(2,731,703)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,590,198	$17,509,720
Net realized gain	9,367	380,931
Net change in unrealized appreciation (depreciation)	(908,201)	(14,485,267)

Net increase in net assets resulting from operations	7,691,364	3,405,384

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(2,047,721)	(4,506,606)
Class C	(311,894)	(800,814)
Institutional Class	(6,230,583)	(12,202,300)

	(8,590,198)	(17,509,720)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,969,248	16,752,051
Class C	2,358,085	1,183,828
Institutional Class	111,603,879	107,068,849

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,940,512	4,147,980
Class C	278,113	729,575
Institutional Class	4,952,399	9,272,878

	139,102,236	139,155,161

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(33,173,731)	$(44,644,168)
Class C	(6,136,268)	(13,357,830)
Institutional Class	(120,600,611)	(98,947,892)

	(159,910,610)	(156,949,890)

Decrease in net assets derived from capital share transactions	(20,808,374)	(17,794,729)

Net Decrease in Net Assets	(21,707,208)	(31,899,065)

Net Assets:
Beginning of period	542,099,527	573,998,592

End of period[1]	$520,392,319	$542,099,527

[1]

Net Assets – End of period includes distributions in excess of net investment income of $33,111 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 9 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Institutional Class
Dividends from net investment income	$(4,506,606)	$(800,814)	$(12,202,300)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$27,942,459	$54,384,298
Net realized gain (loss)	(3,346,719)	7,505,047
Net change in unrealized appreciation (depreciation)	(20,144,325)	(13,724,500)

Net increase in net assets resulting from operations	4,451,415	48,164,845

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(4,074,596)	(8,100,736)
Class C	(1,545,770)	(3,292,016)
Institutional Class	(22,073,018)	(43,005,882)

	(27,693,384)	(54,398,634)

Capital Share Transactions:
Proceeds from shares sold:
Class A	22,543,658	50,102,652
Class C	8,238,444	12,793,383
Institutional Class	223,561,866	270,134,611

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,826,877	7,418,908
Class C	1,423,179	2,968,800
Institutional Class	18,766,910	36,466,522

	278,360,934	379,884,876

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(34,735,943)	$(46,315,595)
Class C	(13,110,322)	(21,101,276)
Institutional Class	(230,070,774)	(217,319,913)

	(277,917,039)	(284,736,784)

Increase in net assets derived from capital share transactions	443,895	95,148,092

Net Increase (Decrease) in Net Assets	(22,798,074)	88,914,303

Net Assets:
Beginning of period	1,309,815,058	1,220,900,755

End of period[1]	$1,287,016,984	$1,309,815,058

[1]

Net Assets – End of period includes distributions in excess of net investment income of $4,102 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 9 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(8,100,736)	$(3,292,016)	$(43,005,882)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the six months ended Feb. 28, 2019, net realized gain distributions of $120,279 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/19[1] (Unaudited)			Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.44	$11.70	$12.22	$11.83	$11.90	$11.14

0.21	0.42	0.43	0.42	0.43	0.45
(0.10)	(0.26)	(0.40)	0.39	(0.07)	0.76

0.11	0.16	0.03	0.81	0.36	1.21

(0.21)	(0.42)	(0.43)	(0.42)	(0.43)	(0.45)
— [3]	—	(0.12)	—	—	—

(0.21)	(0.42)	(0.55)	(0.42)	(0.43)	(0.45)

$11.34	$11.44	$11.70	$12.22	$11.83	$11.90

0.98%	1.44%	0.41%	7.00%	3.09%	11.02%

$442,344	$481,117	$415,314	$493,408	$504,204	$500,590
0.81%	0.81%	0.81%	0.81%	0.81%	0.80%
0.96%	0.96%	0.96%	0.95%	0.96%	0.97%
3.69%	3.66%	3.71%	3.52%	3.63%	3.88%
3.54%	3.51%	3.56%	3.38%	3.48%	3.71%
16%	42%	33%	33%	16%	34%

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the six months ended Feb. 28, 2019, net realized gain distributions of $4,649 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.44	$11.70	$12.22	$11.83	$11.91	$11.14

0.16	0.34	0.34	0.33	0.34	0.36
(0.10)	(0.26)	(0.40)	0.39	(0.08)	0.77

0.06	0.08	(0.06)	0.72	0.26	1.13

(0.16)	(0.34)	(0.34)	(0.33)	(0.34)	(0.36)
— [3]	—	(0.12)	—	—	—

(0.16)	(0.34)	(0.46)	(0.33)	(0.34)	(0.36)

$11.34	$11.44	$11.70	$12.22	$11.83	$11.91

0.60%	0.68%	(0.35% )	6.19%	2.23%	10.28%

$16,236	$18,808	$27,397	$31,545	$30,851	$29,524
1.56%	1.56%	1.56%	1.56%	1.57%	1.56%
1.71%	1.71%	1.71%	1.70%	1.72%	1.72%
2.94%	2.91%	2.96%	2.77%	2.88%	3.12%
2.79%	2.76%	2.81%	2.63%	2.73%	2.96%
16%	42%	33%	33%	16%	34%

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the six months ended Feb. 28, 2019, net realized gain distributions of $20,822 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.52	$11.79	$12.31	$11.91	$11.99	$11.22

0.22	0.45	0.46	0.46	0.47	0.48
(0.10)	(0.27)	(0.40)	0.40	(0.08)	0.77

0.12	0.18	0.06	0.86	0.39	1.25

(0.22)	(0.45)	(0.46)	(0.46)	(0.47)	(0.48)
— [3]	—	(0.12)	—	—	—

(0.22)	(0.45)	(0.58)	(0.46)	(0.47)	(0.48)

$11.42	$11.52	$11.79	$12.31	$11.91	$11.99

1.11%	1.61%	0.68%	7.32%	3.26%	11.33%

$78,284	$77,396	$62,872	$45,696	$33,323	$24,588
0.56%	0.56%	0.56%	0.56%	0.57%	0.56%
0.71%	0.71%	0.71%	0.70%	0.72%	0.72%
3.94%	3.91%	3.96%	3.77%	3.88%	4.12%
3.79%	3.76%	3.81%	3.63%	3.73%	3.96%
16%	42%	33%	33%	16%	34%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $58,508 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.76	$12.06	$12.38	$12.04	$12.21	$11.69

0.19	0.37	0.35	0.35	0.35	0.34
(0.01)	(0.30)	(0.32)	0.34	(0.17)	0.52

0.18	0.07	0.03	0.69	0.18	0.86

(0.19)	(0.37)	(0.35)	(0.35)	(0.35)	(0.34)
—	—	— [3]	—	—	—

(0.19)	(0.37)	(0.35)	(0.35)	(0.35)	(0.34)

$11.75	$11.76	$12.06	$12.38	$12.04	$12.21

1.54%	0.57%	0.35%	5.79%	1.46%	7.47%

$123,013	$136,653	$164,154	$188,034	$184,514	$249,848
0.65%	0.71%	0.75%	0.75%	0.76%	0.75%
0.91%	0.92%	0.93%	0.92%	0.93%	0.93%
3.26%	3.10%	2.92%	2.84%	2.85%	2.86%
3.00%	2.89%	2.74%	2.67%	2.68%	2.68%
15%	32%	26%	35%	19%	34%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $15,746 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.75	$12.05	$12.37	$12.03	$12.20	$11.69

0.14	0.27	0.25	0.24	0.24	0.24
(0.01)	(0.30)	(0.32)	0.35	(0.17)	0.51

0.13	(0.03)	(0.07)	0.59	0.07	0.75

(0.14)	(0.27)	(0.25)	(0.25)	(0.24)	(0.24)
—	—	— [3]	—	—	—

(0.14)	(0.27)	(0.25)	(0.25)	(0.24)	(0.24)

$11.74	$11.75	$12.05	$12.37	$12.03	$12.20

1.11%	(0.28% )	(0.50% )	4.90%	0.60%	6.48%

$24,450	$28,002	$40,402	$49,515	$48,328	$54,231
1.50%	1.56%	1.60%	1.60%	1.61%	1.60%
1.66%	1.67%	1.68%	1.67%	1.68%	1.68%
2.41%	2.25%	2.07%	1.99%	2.00%	2.01%
2.25%	2.14%	1.99%	1.92%	1.93%	1.93%
15%	32%	26%	35%	19%	34%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $152,523 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.87	$12.17	$12.50	$12.16	$12.33	$11.81

0.20	0.39	0.37	0.37	0.37	0.36
(0.01)	(0.30)	(0.33)	0.34	(0.17)	0.52

0.19	0.09	0.04	0.71	0.20	0.88

(0.20)	(0.39)	(0.37)	(0.37)	(0.37)	(0.36)
—	—	— [3]	—	—	—

(0.20)	(0.39)	(0.37)	(0.37)	(0.37)	(0.36)

$11.86	$11.87	$12.17	$12.50	$12.16	$12.33

1.62%	0.75%	0.44%	5.92%	1.62%	7.58%

$372,929	$377,445	$369,443	$479,172	$474,262	$434,455
0.50%	0.56%	0.60%	0.60%	0.61%	0.60%
0.66%	0.67%	0.68%	0.67%	0.68%	0.68%
3.41%	3.25%	3.07%	2.99%	3.00%	3.01%
3.25%	3.14%	2.99%	2.92%	2.93%	2.93%
15%	32%	26%	35%	19%	34%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.00	$11.05	$11.42	$10.75	$10.65	$9.64

0.23	0.46	0.44	0.41	0.41	0.45
(0.20)	(0.05)	(0.37)	0.67	0.10	1.01

0.03	0.41	0.07	1.08	0.51	1.46

(0.23)	(0.46)	(0.44)	(0.41)	(0.41)	(0.45)

(0.23)	(0.46)	(0.44)	(0.41)	(0.41)	(0.45)

$10.80	$11.00	$11.05	$11.42	$10.75	$10.65

0.28%	3.80%	0.72%	10.25%	4.83%	15.42%

$188,626	$200,493	$190,211	$250,810	$227,090	$204,936
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.90%	0.91%	0.94%	0.94%	0.97%	0.99%
4.30%	4.19%	4.02%	3.73%	3.80%	4.38%
4.25%	4.13%	3.93%	3.64%	3.68%	4.24%
11%	19%	27%	13%	10%	31%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.04	$11.09	$11.47	$10.80	$10.70	$9.68

0.19	0.38	0.36	0.33	0.33	0.37
(0.19)	(0.05)	(0.38)	0.67	0.10	1.02

—	0.33	(0.02)	1.00	0.43	1.39

(0.19)	(0.38)	(0.36)	(0.33)	(0.33)	(0.37)

(0.19)	(0.38)	(0.36)	(0.33)	(0.33)	(0.37)

$10.85	$11.04	$11.09	$11.47	$10.80	$10.70

0.01%	3.03%	(0.11% )	9.41%	4.04%	14.63%

$87,054	$92,155	$97,974	$113,905	$91,196	$71,424
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.65%	1.66%	1.69%	1.69%	1.72%	1.74%
3.55%	3.44%	3.27%	2.98%	3.05%	3.63%
3.50%	3.38%	3.18%	2.89%	2.93%	3.49%
11%	19%	27%	13%	10%	31%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.10	$11.15	$11.53	$10.85	$10.75	$9.73

0.24	0.49	0.47	0.45	0.44	0.48
(0.20)	(0.05)	(0.38)	0.67	0.10	1.01

0.04	0.44	0.09	1.12	0.54	1.49

(0.24)	(0.49)	(0.47)	(0.44)	(0.44)	(0.47)

(0.24)	(0.49)	(0.47)	(0.44)	(0.44)	(0.47)

$10.90	$11.10	$11.15	$11.53	$10.85	$10.75

0.42%	4.07%	0.92%	10.57%	5.08%	15.71%

$1,011,337	$1,017,167	$932,716	$905,436	$649,455	$384,525
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.65%	0.66%	0.69%	0.69%	0.72%	0.74%
4.55%	4.44%	4.27%	3.98%	4.05%	4.63%
4.50%	4.38%	4.18%	3.89%	3.93%	4.49%
11%	19%	27%	13%	10%	31%

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds	February 28, 2019 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Feb. 28, 2019 and for all open tax years (years ended Aug. 31, 2016–Aug. 31, 2018), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Feb. 28, 2019, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

1. Significant Accounting Policies (continued)

the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2019, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$805	$3,858	$8,676

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2019, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$171	$56	$267

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from Sept. 1, 2018 through Feb. 28, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets	0.56%	0.50%	0.60%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2019, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$12,302	$11,810	$25,905

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2019, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$17,864	$17,148	$42,406

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described on the previous page. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from Sept. 1, 2018 through Feb. 28, 2019.** Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2019, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$7,867	$7,494	$18,255

For the six months ended Feb. 28, 2019, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$9,753	$1,480	$15,331

For the six months ended Feb. 28, 2019, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$—	$—	$24,821
Class C	46	636	1,332

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2019, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 28, 2019, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in realized losses as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$31,453,188	$25,389,354	$15,836,996
Sales	19,959,777	21,198,756	26,939,522
Net realized loss	74,398	126,660	—

There was no realized gain (loss) as a result of Rule 17a-7 securities sales for Delaware National High-Yield Municipal Bond Fund.

*For Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, the aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019. For Delaware Tax-Free USA Intermediate Fund, the aggregate contractual waiver period covering this report is from April 1, 2018 through April 1, 2019.

**For Delaware Tax-Free USA Intermediate Fund Class A shares, the aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019.

3. Investments

For the six months ended Feb. 28, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$87,094,145	$78,984,356	$141,639,117
Sales	123,009,981	102,936,769	151,608,348

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

3. Investments (continued)

At Feb. 28, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2019, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$516,623,233	$493,705,372	$1,226,156,188

Aggregate unrealized appreciation of investments	$22,826,360	$18,682,562	$54,285,790
Aggregate unrealized depreciation of investments	(1,024,676)	(377,323)	(10,584,999)

Net unrealized appreciation of investments	$21,801,684	$18,305,239	$43,700,791

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At Aug. 31, 2018, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA Intermediate Fund	$2,915,578	$—	$2,915,578
Delaware National High-Yield Municipal Bond Fund	12,461,267	3,462,187	15,923,454

At Aug. 31, 2018, there were no capital loss carryforwards for Delaware Tax-Free USA Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Delaware Tax-Free USA Fund
Level 2
Securities
Assets:
Municipal Bonds	$527,024,917
Short-Term Investments	11,400,000

Total Value of Securities	$538,424,917

Delaware Tax-Free USA
Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$509,710,611
Short-Term Investments	2,300,000

Total Value of Securities	$512,010,611

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

3. Investments (continued)

Delaware National High-Yield
Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,264,631,979
Short-Term Investments	5,225,000

Total Value of Securities	$1,269,856,979

During the six months ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended Feb. 28, 2019, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

					Delaware National
	Delaware Tax-Free		Delaware Tax-Free		High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/19	8/31/18	2/28/19	8/31/18	2/28/19	8/31/18
Shares sold:
Class A	7,533,728	12,603,666	1,544,472	1,415,308	2,100,649	4,548,565
Class C	119,318	236,676	202,938	99,772	762,088	1,156,364
Institutional Class	2,998,886	2,876,073	9,501,241	8,940,604	20,604,194	24,307,805

Shares issued upon reinvestment of dividends and distributions:
Class A	694,975	1,268,997	166,701	350,140	355,554	674,320
Class C	19,564	55,857	23,893	61,629	131,716	268,726
Institutional Class	115,329	195,804	421,228	775,842	1,727,583	3,284,191

	11,481,800	17,237,073	11,860,473	11,643,295	25,681,784	34,239,971

Shares redeemed:
Class A	(11,267,549)	(7,310,314)	(2,861,863)	(3,760,589)	(3,227,399)	(4,205,385)
Class C	(350,870)	(989,856)	(527,108)	(1,131,893)	(1,214,079)	(1,909,980)
Institutional Class	(2,975,660)	(1,689,696)	(10,275,276)	(8,276,999)	(21,217,604)	(19,583,617)

	(14,594,079)	(9,989,866)	(13,664,247)	(13,169,481)	(25,659,082)	(25,698,982)

Net increase (decrease)	(3,112,279)	7,247,207	(1,803,774)	(1,526,186)	22,702	8,540,989

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended Feb. 28, 2019 and the year ended Aug. 31, 2018, each Fund had the following exchange transactions:

	Six months ended
	2/28/19
	Exchange		Exchange
	Redemptions		Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free USA Fund	100,267	2,698	2,706	99,560	$1,154,537
Delaware Tax-Free USA Intermediate Fund	986,296	3,877	3,881	977,345	11,443,029
Delaware National High-Yield Municipal Bond Fund	1,197	—	—	1,186	13,039

	Year ended
	8/31/18
	Exchange		Exchange
	Redemptions		Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free USA Fund	48,496	77,372	77,526	48,172	$1,447,435
Delaware Tax-Free USA Intermediate Fund	24,896	31,342	31,355	24,650	662,376
Delaware National High-Yield Municipal Bond Fund	44,817	87,060	55,968	75,762	1,459,307

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described on the previous page and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Funds had no amounts outstanding as of Feb. 28, 2019, or at any time during the period then ended.

6. Securities Lending

Delaware Tax-Free USA intermediate Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

6. Securities Lending (continued)

continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Feb. 28, 2019, Delaware Tax-Free USA Intermediate Fund had no securities out on loan. For the six months ended Feb. 28, 2019, Delaware Tax-Fee USA Fund and Delaware National High-Yield Municipal Bond Fund were not included in the Lending Agreement.

7. Geographic, Credit, and Market Risks

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2019, the percentage of each Fund’s net assets insured by bond issuers are listed on the next page and these securities have been identified on the “Schedules of investments.”

			Delaware
	Delaware Tax-Free	Delaware Tax-Free	National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Assured Guaranty Corporation	0.19%	—	0.18%
Assured Guaranty Municipal Corporation	0.26%	1.46%	0.63%
AMBAC Assurance Corporation	0.55%	—	0.08%
National Public Finance Guarantee Corporation	0.28%	—	0.16%
Total	1.28%	1.46%	1.05%

As of Feb. 28, 2019, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and Texas, which constituted approximately 13.08%, 13.70%, and 10.13%, respectively, of the Fund’s net assets. As of Feb. 28, 2019, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and Texas, which constituted approximately 16.20%, 16.71%, and 10.06%, respectively, of the Fund’s net assets. As of Feb. 28, 2019, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California which constituted approximately 13.99% of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

7. Geographic, Credit, and Market Risks (continued)

account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statements of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Funds’ financial statements.

10. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford

President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Thomas L. Bennett

Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Jerome D. Abernathy

Managing Member
Stonebrook Capital
Management, LLC
New York, NY

Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow

Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry

President
Drexel University
Philadelphia, PA

Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Christianna Wood

Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans

Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® TAX-FREE FUND

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2019